Submission	Jun. 24, 2026
Submission [Line Items]
Central Index Key	0001677615
Registrant Name	Federated Hermes Project & Trade Finance Tender Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES